INCOME TAXES (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$ 4,147,367	$ 3,976,675	$ 2,706,210
Less: Valuation allowance	(4,147,367)	(3,976,675)	(2,706,210)
Net deferred tax asset	$ 0	$ 0	$ 0